Related Party Transactions	6 Months Ended
Jun. 30, 2025
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Related Party Transactions

Note 19: Related Party Transactions

As of June 30, 2025, the Company’s principal shareholder, Woodbridge (together with its affiliates), beneficially owned approximately 70% of the Company’s common shares.

Transactions with 3XSQ Associates

In the six months ended June 30, 2025, the Company contributed $5 million in cash pursuant to a capital call and made an $18 million in-kind contribution representing the fair value of guarantees provided in connection with a $385 million loan facility obtained by 3XSQ Associates (see note 18).

Except for the above transactions, there were no new significant related party transactions during the first six months of 2025. Refer to “Related Party Transactions” disclosed in note 32 of the Company’s consolidated financial statements for the year ended December 31, 2024, which are included in the Company’s 2024 annual report, for information regarding related party transactions.